Summary of Significant Accounting Policies: Revenue Recognition, Policy (Policies)	Mar. 31, 2023
Policies
Revenue Recognition, Policy

Revenue Recognition

The Company applies ASC Topic 606, Revenue from Contracts with Customers (“ASC 606”). ASC 606 establishes a single comprehensive model for entities to use in accounting for revenue arising from contracts with customers and supersedes most of the existing revenue recognition guidance. This standard requires an entity to recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services and also requires certain additional disclosures.  ASC 606 requires us to identify distinct performance obligations. A performance obligation is a promise in a contract to transfer a distinct good or service to the customer. When distinct performance obligations exist, the Company allocates the contract transaction price to each distinct performance obligation. The standalone selling price, or our best estimate of standalone selling price, is used to allocate the transaction price to the separate performance obligations. The Company recognizes revenue when, or as, the performance obligation is satisfied.

Determining whether products and services are considered distinct performance obligations that should be accounted for separately versus together may require significant judgment. Also, significant judgment may be required to determine the allocation of transaction price to each distinct performance obligation.

Generally, revenues are recognized at the time of shipment to the customer with the price being fixed and determinable and collectability assured, provided title and risk of loss is transferred to the customer. Provisions, when appropriate, are made where the right to return exists. Shipping and handling costs charged to customers are classified as sales, and the shipping and handling costs incurred are included in cost of sales.

The Company’s subsidiary, GearBubble Tech, recognizes revenue from three sources: (1) e-commerce revenue (2) platform subscription fees and (3) partner and services revenue.

•Revenues are recognized when the merchandise is shipped to the customer and title is transferred and are recorded net of any returns, and discounts or allowances.  Shipping cost paid by customers are primarily for ecommerce sales and are included in revenue. Merchandise sales are fulfilled with inventory sourced through our suppliers. Therefore, the Company’s contracts have a single performance obligation (shipment of product).

The Company evaluates the criteria outlined in ASC 606-10-55, Principal versus Agent Considerations, in determining whether it is appropriate to record the gross amount of merchandise sales and related costs or the net amount earned as commissions. The Company evaluates whether it is appropriate to recognize revenue on a gross or net basis based upon its evaluation of whether the Company obtains control of the specified goods by considering if it is primarily responsible for fulfillment of the promise, has inventory risk, and has the latitude in establishing pricing and selecting suppliers, among other factors. The ecommerce sellers have no further obligation to the customer after the promised goods are transferred to the customer.  Based on its evaluation of these factors, we have determined we are the principal in these arrangements. Through our suppliers, we have the ability to control the promised goods and as a result, the Company records ecommerce sales on a gross basis.

The Company refunds the full cost of the merchandise returned and all original shipping charges if the returned item is defective or we or our partners have made an error, such as shipping the wrong product. If the return is not a result of a product defect or a fulfillment error and the customer initiate a return of an unopened item within 30 days of delivery, for most products we refund the full cost of the merchandise minus the original shipping charge and actual return shipping fees. If our customer returns an item that has been opened or shows signs of wear, the Company issues a partial refund minus the original shipping charge and actual return shipping fees.

•The Company generally recognizes platform subscription fees in the month they are earned. Annual subscription payments received that are related to future periods are recorded as deferred revenue to be recognized as revenues over the contract term or period.

•Partner and services revenue is derived from: (1) partner marketing and promotion, and (2) non-recurring professional services. Revenue from partner marketing and promotion and non-recurring professional services is recognized as the service is performed.